John Deere Owner Trust 2025			EXHIBIT 99.2
Statement to Certificateholders

$193,000,000 Class A-1 4.43300% Asset Backed Notes due March 16, 2026
$100,000,000 Class A-2A 4.23% Asset Backed Notes due March 15, 2028
$171,000,000 Class A-2B Floating Rate Asset Backed Notes due March 15, 2028
$231,000,000 Class A-3 4.23% Asset Backed Notes due September 17, 2029
$59,747,000 Class A-4 4.42% Asset Backed Notes due February 17, 2032
$19,352,434 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			3.63980%
Class A-2B interest rate:			3.92980%

Payment Date:			15-May-26

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$7,931,235.90
		per $1,000 original principal amount:	$79.31

	(c)	Class A-2B Notes:	$13,562,413.40
		per $1,000 original principal amount:	$79.31

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$21,493,649.30

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$200,572.14
		per $1,000 original principal amount:	$2.01

		(iii) Class A-2B Notes:	$318,637.44
		per $1,000 original principal amount:	$1.86

		(iv) Class A-3 Notes:	$814,275.00
		per $1,000 original principal amount:	$3.53

		(v) Class A-4 Notes:	$220,068.12
		per $1,000 original principal amount:	$3.68

		(vi) Total:	$1,553,552.70

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$460,391,221.14

	(b)	Note Value at end of related Collection Period:	$442,804,510.83

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$19,352,434.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$48,968,662.86
		(ii) A-2A Note Pool Factor:	0.4896866

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$83,736,413.50
		(ii)	A-2B Note Pool Factor:	0.4896866

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$231,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$59,747,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$402,527.61
		(i)	per $1,000 original principal amount:	$0.49
	(b)	Amount of Servicing Fee earned:		$402,527.61
	(c)	Amount of Servicing Fee paid:		$402,527.61
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$1,472,299.57

(11)	(i)	Amount in Reserve Account:		$7,740,994.34
	(ii)	Specified Reserve Account Balance:		$7,740,994.34

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$8,061,672.27
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.75%

(13)	(i)	Aggregate amount of net losses for the collection period:		$108,312.84
	(ii)	Cumulative amount of net losses:		$2,291,993.16
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.28%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,317,787.26
		(ii)	% of Pool Balance:	0.27%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%